Loans and Allowance for Credit Losses - Activity in Allowance for Credit Losses (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	$ 4,733	$ 5,014	$ 5,531
Provision for credit losses	1,340	1,882	2,343
Loans charged off	1,934	2,527	3,229
Less recoveries of loans charged off	(469)	(430)	(386)
Net loans charged off	1,465	2,097	2,843
Other changes	(71)	(66)	(17)
Balance at end of period	4,537	4,733	5,014
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	1,051	1,010	1,104
Provision for credit losses	144	316	312
Loans charged off	246	378	516
Less recoveries of loans charged off	(126)	(103)	(110)
Net loans charged off	120	275	406
Other changes
Balance at end of period	1,075	1,051	1,010
Commercial Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	857	1,154	1,291
Provision for credit losses	(114)	(131)	361
Loans charged off	92	242	543
Less recoveries of loans charged off	(125)	(76)	(45)
Net loans charged off	(33)	166	498
Other changes
Balance at end of period	776	857	1,154
Residential Mortgages [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	935	927	820
Provision for credit losses	212	446	596
Loans charged off	297	461	502
Less recoveries of loans charged off	(25)	(23)	(13)
Net loans charged off	272	438	489
Other changes
Balance at end of period	875	935	927
Credit Card [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	863	992	1,395
Provision for credit losses	677	571	431
Loans charged off	739	769	922
Less recoveries of loans charged off	(83)	(102)	(88)
Net loans charged off	656	667	834
Other changes		(33)
Balance at end of period	884	863	992
Other Retail [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	848	831	807
Provision for credit losses	351	558	628
Loans charged off	523	666	733
Less recoveries of loans charged off	(105)	(125)	(129)
Net loans charged off	418	541	604
Other changes
Balance at end of period	781	848	831
Total Loans, Excluding Covered Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	4,554	4,914	5,417
Provision for credit losses	1,270	1,760	2,328
Loans charged off	1,897	2,516	3,216
Less recoveries of loans charged off	(464)	(429)	(385)
Net loans charged off	1,433	2,087	2,831
Other changes		(33)
Balance at end of period	4,391	4,554	4,914
Covered Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	179	100	114
Provision for credit losses	70	122	15
Loans charged off	37	11	13
Less recoveries of loans charged off	(5)	(1)	(1)
Net loans charged off	32	10	12
Other changes	(71)	(33)	(17)
Balance at end of period	$ 146	$ 179	$ 100